Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash settled	£ 1	£ 1
Total share based payments	£ 367	£ 208